Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Instruments - Fair value measurements on a recurring basis (Table)

As of December 31, 2024:

Items Measured at Fair Value on a recurring Basis - Fair Value Measurements

Recurring measurements:	December 31, 2024	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)
Cross Currency SWAP (100,000) – asset position	$1,574	$–	$1,574	$–
Cross Currency SWAP (120,000) – liability position	(14,588)	–	(14,588)	–
Cross Currency SWAP (30,000) – liability position	(3,526)	–	(3,526)	–
Total	$(16,540)	$–	$(16,540)	$–

As of December 31, 2023:

Items Measured at Fair Value on a recurring Basis - Fair Value Measurements

Recurring measurements:	December 31, 2023	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)
Cross Currency SWAP (100,000) – asset position	$6,636	$–	$6,636	$–
Cross Currency SWAP (120,000) – liability position	(5,758)	–	(5,758)	–
Cross Currency SWAP (30,000) – liability position	(1,422)	–	(1,422)	–
Total	$(544)	$–	$(544)	$–

Financial Instruments - Concentration of Credit Risk (Table)

	As of December 31,
	2024	2023	2022
BP Gas Marketing Limited (“BP”)	22%	33%	45%
Cheniere Marketing International LLP (“Cheniere”)	16%	25%	28%
Hapag-Lloyd Aktiengesellschaft (“Hapag-Lloyd”)	Below 10%	10%	-
Hartree Partners Power & Gas Company (UK) Limited (“Hartree”)	12%	16%	-
Engie Energy Marketing Singapore Pte Ltd (“Engie”)	Below 10%	11%	14%
Qatar Energy Trading LLC (“Qatar Energy Trading”)	12%	Below 10%	-